SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT	12 Months Ended
Dec. 31, 2024
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT

12.	SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT

	2023	2024
	RMB (in millions)
Short-term bank borrowings and current portion of long-term loan (Note 17)	21,197	13,832
Exchangeable Senior Notes	3,696	3,906
Securitization debt	964	1,666
2025 Notes (Note 17)	—	29

Total	25,857	19,433

Loans from Commercial Banks
As of December 31, 2024, the Company has recorded short-term bank borrowings of RMB13.8 billion (US$1.9 billion) in the aggregate, and none was collateralized. The weighted average interest rate for the outstanding borrowings was approximately
2.22%.

The short-term borrowings contain covenants including, among others, those related to certain financial metrics, liens, consolidation, merger and sale of the Company’s assets. The Company is in compliance with all of the loan covenants as of December 31, 2023 and 2024.
Exchangeable Senior Notes
On July 13, 2020, the Company issued exchangeable senior notes due 2027 (the “Exchangeable Senior Notes”) at an aggregate principal amount of US$500 million. The Exchangeable Senior Notes are due on July 1, 2027 and bears interest of 1.5% per annum, which will be paid semi-annually beginning on January 1, 2021. The Exchangeable Senior Notes may be converted, at an initial conversion rate of 24.7795 ADSs of H World Group Limited (formerly known as Huazhu Group Limited), or H World, per US$1,000 principal amount of the Notes (which represents an initial conversion price of US$40.36 per H World ADS) at each holder’s option. Since the exchange option is not indexed to the Company’s own stock, the scope exception prescribed in ASC
815-10-15-74
is not met and exchange option is subject to the derivative accounting. Therefore, the Company elects to account for and measures the Exchangeable Senior Notes in its entirety at fair value. As of December 31, 2023, and 2024, the fair value of the Exchangeable Senior Notes amounted to RMB3.7 billion (US$521 million) and RMB3.9 billion (US$535 million), respectively. For the year ended December 31, 2023 and 2024, the change in fair value gain/(loss) were RMB
623 million (US$88 million) and RMB(105) million (US$(14) million), respectively, which was recorded in “Other income/(expense)”.
Since December 31, 2022, RMB4.2 billion of Exchangeable Senior Notes are reclassified as short-term debt because the holders had a non-contingent
option to require the Company to repurchase for cash all or any portion of their Exchangeable Senior Notes on July 1, 2023. In addition, starting from July 1, 2023 to the Exchangeable Senior Notes’ maturity date, the holders have the right to exchange all or any portion of the notes for the ADSs of H World Group Limited that are held by the Company. Therefore, the Exchangeable Senior Notes remained as short-term
classification as of December 31, 2024.
Securitization debt
As of December 31, 2024, securitization debt represents the revolving debt securities which are collateralized by the receivables related to financial services. The revolving debt securities have the term of less than 12 months with the annual interest rate from 2.04% to 6.50%.